TRADE AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts	$ 46,355,352	$ 25,504,588
Accrued liabilities payable	16,028,461	7,839,042
Financial liabilities	62,383,813	33,343,630
Allowance for warranties	2,752,398	502,982
Salaries and vacations payable	7,267,172	4,576,361
Deductions at source	1,384,223	869,935
Sales taxes payable	1,434,436	636,939
Deferred revenue	634,971	479,718
Non-financial liabilities	13,473,200	7,065,935
Trade and other payables	$ 75,857,013	$ 40,409,565